CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 5. CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows as of December 31, 2025 and 2024.

	December 31
(in US$ thousands)	2025	2024
Cash and savings accounts	$28,740	$34,781
Time deposits	—	—
Cash and cash equivalents reported on the consolidated balance sheets	28,740	34,781
Cash restricted as performance bond	313	313
Total cash, cash equivalents and restricted cash reported on the consolidated statements of cash flows	$29,053	$35,094

As of December 31, 2025 and 2024, cash amounting to $313 thousand and $313 thousand, respectively, has been deposited in escrow accounts in banks mainly as a performance bond for our players’ game points. These deposits are restricted and are included in restricted cash in the consolidated balance sheets.

We maintain cash and cash equivalents, as well as restricted cash, in bank accounts with major financial institutions with high credit ratings located in the following jurisdictions:

	December 31
(in US$ thousands)	2025	2024
Taiwan	$28,609	$34,884
Hong Kong	444	210
	$29,053	$35,094